FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.22	12.31.21	12.31.22	12.31.21
Assets position	1,701,304	285,243	158,023	60,884

Foreign Currency	1,526,619	243,812	105,663	116
US$ (1) (2)	1,428,565	148,060	105,472	—
EUR (1)	95,231	90,114	167	—
NDF US$ (4)	2,823	5,638	24	116

Post rate	143,813	—	1,357	—
CDI (1)	143,813	—	1,357	—

Inflation rates	30,872	41,431	51,003	60,768
IPCA (3)	30,872	41,431	51,003	60,768

Liabilities position	(1,701,304)	(285,243)	(164,141)	(73,560)

Floating rate	(1,579,506)	(279,605)	(163,730)	(73,560)
CDI (1) (2) (3)	(1,579,506)	(279,605)	(163,730)	(73,560)

Fixed rate	(2,823)	(5,638)	—	—
NDF US$ (4)	(2,823)	(5,638)	—	—

Foreign Currency	(118,975)	—	(411)	—
US$ (1)	(143,813)	—	(411)	—
EUR (1)	24,838	—	—	—

	Assets position		158,023	60,884
	Current		113,501	6,451
	Non-current		44,522	54,433

	Liabilities position		(164,141)	(73,560)
	Current		(86,548)	(4,538)
	Non-current		(77,593)	(69,022)
	Amounts payable, net		(6,118)	(12,676)

(1)Foreign currency swaps (Euro and CDI x Euro) (R$95,195)) and (US$ and CDI x US$) (R$172,134) - maturing through February 24, 2023, to hedge currency risk affecting net amounts payable (carrying amount R$96,526 in Euros and LIBOR) and receivables (carrying amount R$171,918 in US$).

(2)

Foreign currency swap (dollar and CDI x dollar) (R$1,108,160) - swap operations contracted with maturities up to September 23, 2023, with the objective of protecting against exchange variation risks of the flow’s payable on the loan of Law No. 4,131 (book value of R$1,108,160 in US dollars).

(3)	IPCA x CDI swaps (R$51,003) - maturing in 2033 to hedge risk of change in the IPCA (carrying amount R$51,003).
(4)

NDF US$ x R$ (R$2,823) - forward operations contracted with maturity up to July 24, 2023, to protect against risks of exchange rate volatility in service contracts (book value of R$ R$2,823 in dollars).

Schedule of net changes of derivative financial instruments

	12.31.22	12.31.21
Balance at the beginning of the fiscal year	(12,676)	(5,564)
Payments	166,659	52,623
Receipts	(55,617)	(47,661)
Effects on the financial result of fair value adjustments	(82,951)	(11,496)
Effects on equity of fair value adjustments	(21,533)	(578)
Balance at the end of the year	(6,118)	(12,676)

Schedule of breakdown of swaps maturing after December 31, 2021

							Amount
	Maturing in						receivable
						2028	(payable) on
Swap contract	2023	2024	2025	2026	2027	onwards	12.31.22
Foreign currency x CDI	19,503	—	—	—	—	—	19,503
CDI x Foreign Currency	946	—	—	—	—	—	946
IPCA x CDI	6,480	5,456	4,809	4,150	3,573	(51,059)	(26,591)
NDF US$ x Fixed rate	24	—	—	—	—	—	24
Total	26,953	5,456	4,809	4,150	3,573	(51,059)	(6,118)

Schedule of sensitivity analysis net exposure

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	95,195	118,994	142,793
Payables in EUR	Debt (appreciation risk EUR)	(116,929)	(146,161)	(175,393)
Receivables in EUR	Debt (depreciation risk EUR)	20,402	25,503	30,604
	Net Exposure	(1,332)	(1,664)	(1,996)

Hedge (assets position)	Derivatives (depreciation risk US$)	1,280,294	1,600,368	1,920,441
Payables in US$	Debt (appreciation risk US$)	(1,391,527)	(1,739,409)	(2,087,291)
Receivables in US$	Debt (depreciation risk US$)	111,449	139,311	167,174
	Net Exposure	216	270	324

Hedge (assets position)	Derivatives (risk of decrease in IPCA)	51,003	61,436	36,046
Debt in IPCA	Debt (risk of increase in IPCA)	(51,003)	(61,436)	(36,046)
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (depreciation risk US$)	2,823	3,529	4,411
Opex in US$	Opex (appreciation risk US$)	(2,823)	(3,529)	(4,411)
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	86,137	101,998	117,558
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(76,236)	(76,203)	(77,124)
	Net Exposure	9,901	25,795	40,434
Total net exposure in each scenario		8,785	24,401	38,762

Net effect on changes in current fair value		—	15,616	29,977

Schedule of sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	5.2177	6.5221	7.8266
EUR	5.5699	6.9624	8.3548
IPCA	5.90%	7.38%	8.85%
IGPM	5.90%	7.37%	8.84%
CDI	13.65%	17.06%	20.48%

Schedule of composition of financial assets and liabilities

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12.31.22	12.31.21	12.31.22	12.31.21
Financial Assets
Current
Cash and cash equivalents (Note 3)	1		2,273,834	6,448,483	2,273,834	6,448,483
Financial investments (note 4)	1		1,016	30,109	1,016	30,109
Trade accounts receivable (Note 5)	1		8,691,114	8,100,269	8,691,114	8,100,269
Derivative transactions (Note 32)	2	Level 2	113,501	6,451	113,501	6,451
Sale of real estate and other receivables (Note 11)	1		93,142	132,963	93,142	132,963
Related-party receivables (Note 11)	1		253,144	301,427	253,144	301,427

Non-current
Financial investments (note 4)	1		43,295	37,238	43,295	37,238
Trade accounts receivable (Note 5)	1		399,029	470,882	399,029	470,882
Derivative transactions (Note 32)	2	Level 2	44,522	54,433	44,522	54,433
Sale of real estate and other receivables (Note 11)	1		48,438	97,523	48,438	97,523
Related-party receivables (Note 11)	1		181,085	364,861	181,085	364,861
Total financial assets			12,142,120	16,044,639	12,142,120	16,044,639

Financial Liabilities
Current
Trade accounts payable, net (Note 17)	1		7,415,798	7,132,402	7,415,798	7,132,402
Loans and financing (Note 21)	1		1,073,090	224,606	1,073,090	224,606
Leases (Note 21)	2	Level 2	3,503,167	2,907,481	3,503,167	2,907,481
Debentures (Note 21)	1		236,833	1,028,463	236,833	1,028,787
5G Licenses (Note 21)	1		652,301	2,746,342	652,301	2,746,342
Liabilities for the acquisition of a company (Note 21)	1		554,554	—	554,554	—
Derivative transactions (Note 32)	2	Level 2	86,532	4,538	86,532	4,538
Derivative transactions (Note 32)	3	Level 2	16	—	16	—
Liabilities with ANATEL (Note 23)	1		35,502	47,976	35,502	47,976
Amounts to be refunded to customers (Note 23)	1		63,460	43,964	63,460	43,964
Liabilities with related parties (Note 23)	1		118,303	134,221	118,303	134,221

Non-current
Loans and financing (Note 21)	1		—	4	—	4
Leases (Note 21)	2	Level 2	8,529,436	8,322,618	8,529,436	8,322,618
Debentures (Note 21)	1		3,500,000	—	3,500,000	—
5G Licenses (Note 21)	1		1,191,670	1,704,464	1,191,670	1,704,464
Liabilities for the acquisition of a company (Note 21)	1		60,745	—	60,745	—
Derivative transactions (Note 32)	2	Level 2	77,593	69,022	77,593	69,022
Liabilities with ANATEL (Note 23)	1		734,833	517,147	734,833	517,147
Liabilities with related parties (Note 23)	1		6,421	3,640	6,421	3,640
Total financial liabilities			27,840,254	24,886,888	27,840,254	24,887,212

Classification by category

(1)	Amortized cost
(2)	Measured at fair value through profit or loss
(3)	Measured at fair value through OCI

Schedule of Company's ratio of consolidated debt to shareholders' equity

The Company’s ratio of consolidated debt to shareholders’ equity consists of the following:

	12.31.22	12.31.21
Cash and cash equivalents	2,273,834	6,448,483
Financial investments	1,016	30,109
Accounts receivable - FIDC	158,259	25,071
Loans, financing, debentures, leases, 5G licenses and liabilities for the acquisition of a company	(19,301,796)	(16,933,978)
Derivative transactions, net	(6,118)	(12,676)
Net debt	16,874,805	10,442,991
Net equity	68,455,847	70,006,196
Net debt-to-equity ratio	24.65%	14.92%